Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014 Commitments to Extend Credit [Member]	Dec. 31, 2013 Commitments to Extend Credit [Member]	Dec. 31, 2012 Commitments to Extend Credit [Member]	Sep. 30, 2014 Unfunded Commitments Under Lines of Credit [Member]	Dec. 31, 2013 Unfunded Commitments Under Lines of Credit [Member]	Dec. 31, 2012 Unfunded Commitments Under Lines of Credit [Member]	Sep. 30, 2014 Commercial and Standby Letters of Credit [Member]	Dec. 31, 2013 Commercial and Standby Letters of Credit [Member]	Dec. 31, 2012 Commercial and Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional value		$ 70,698	$ 30,516	$ 26,775	$ 105,656	$ 115,311	$ 71,423	$ 7,678	$ 7,695	$ 5,470
Extension period of majority of short-term borrowing	1 year
Maximum extension period of short-term borrowing	3 years